Equity Based Awards - Summary of restricted stock units activity (Detail) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding at December 31, 2020 | shares	0
Number of Shares, Granted | shares	1,494,250
Number of Shares, Vested | shares	0
Number of Shares, Forfeited | shares	(4,000)
Number of Shares, Unvested at June 30, 2021 | shares	1,490,250
Weighted- Average Grant Date Fair Value, Outstanding at December 31, 2020 | $ / shares	$ 0
Weighted- Average Grant Date Fair Value, Granted | $ / shares	8.17
Weighted- Average Grant Date Fair Value, Vested | $ / shares	0
Weighted- Average Grant Date Fair Value, Forfeited | $ / shares	8.01
Weighted- Average Grant Date Fair Value, Unvested at June 30, 2021 | $ / shares	$ 8.17